OTHER RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 11 - OTHER RECEIVABLES

As of March 31, 2022, other receivables consist of advances to staff for petty cash and staff loans as follow:

	March 31, 2022	December 31, 2021
Advance to staff for petty cash	$36,590	19,302
Staff loan	100,000	10,845
	136,590	30,147

NOTE 10 - OTHER RECEIVABLES

As of December 31, 2021, other receivables consists of staff advances, prepaid trademark and system set up fees as follow:

	December 31, 2021	December 31, 2020
Prepaid trademark and system set up fee	-	3,318
Advances to staff	19,302	-
Others	10,845	2,453
	30,147	5,771